Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2025
Parent Company Only Condensed Financial Information
Schedule of condensed balance sheets of parent company

	As of December 31,
	2024	2025
	RMB	RMB

ASSETS
Current assets:
Cash and cash equivalents	4,943,339	3,949,313
Time deposits and short-term investments	2,613,125	—
Amounts due from subsidiaries of the Group	49,408,573	50,309,768
Prepayments and other current assets	23,955	7,416
Total current assets	56,988,992	54,266,497
Non-current assets:
Investments in subsidiaries	20,111,191	24,338,730
Long-term investments	45,799	14,890
Property, plant and equipment, net	2	1
Total non-current assets	20,156,992	24,353,621
Total assets	77,145,984	78,620,118
LIABILITIES
Current liabilities:
Short-term borrowings	—	5,982,366
Amounts due to subsidiaries of the Group	3,721	3,549
Accruals and other current liabilities	12,482	14,948
Total current liabilities	16,203	6,000,863
Non-current liabilities:
Long-term borrowings	6,254,897	—
Total non-current liabilities	6,254,897	—
Total liabilities	6,271,100	6,000,863
SHAREHOLDERS’ EQUITY
Class A Ordinary Shares	1,215	1,229
Class B Ordinary Shares	235	235
Treasury shares	(74)	(73)
Additional paid-in capital	60,126,623	61,399,973
Accumulated other comprehensive loss	(171,748)	(825,180)
Retained earnings	10,918,633	12,043,071
Total shareholders’ equity	70,874,884	72,619,255
Total liabilities and shareholders’ equity	77,145,984	78,620,118

Schedule of condensed statements of comprehensive (loss)/income of parent company

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB

Operating expenses:
Research and development	—	(173)	(159)
Selling, general and administrative	(44,419)	(29,303)	(33,302)
Total operating expenses	(44,419)	(29,476)	(33,461)
Loss from operations	(44,419)	(29,476)	(33,461)
Other (expense)/income
Interest expense	(38,323)	(51,818)	(33,547)
Interest income and investment income, net	70,953	265,836	80,673
Share of income from subsidiaries, and income of VIEs	11,716,065	7,821,521	1,095,363
Others, net	(137)	26,287	15,410
Income before income tax	11,704,139	8,032,350	1,124,438
Income tax expense	(6)	—	—
Net income	11,704,133	8,032,350	1,124,438
Other comprehensive (loss)/income
Foreign currency translation adjustment, net of nil tax	(30,766)	53,128	(653,432)
Comprehensive income	11,673,367	8,085,478	471,006

Schedule of condensed statements of cash flows of parent company

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB

CASH FLOWS FROM OPERATING ACTIVITIES
Net cash provided by operating activities	56,515	205,249	166,907
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash (used in)/provided by inter-company transactions	(3,589,329)	6,751,926	(2,497,737)
Placement of time deposits	—	(2,179,080)	—
Redemption of time deposits	2,137,626	—	2,144,580
Placement of short-term investments	—	(364,515)	(728,570)
Net cash (used in)/provided by investing activities	(1,451,703)	4,208,331	(1,081,727)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from borrowings	699,300	—	—
Repayment of borrowings	(338,020)	(700,000)	—
Proceeds from exercise of share options	11,953	14,658	14,661
Proceeds from issuance of ordinary shares	1,174,319	—	—
Net cash provided by/(used in) financing activities	1,547,552	(685,342)	14,661
Effects of exchange rate changes on cash, cash equivalents and restricted cash	(5,355)	93,868	(93,867)
Net change in cash, cash equivalents and restricted cash	147,009	3,822,106	(994,026)
Cash, cash equivalents and restricted cash at beginning of the year	974,224	1,121,233	4,943,339
Cash, cash equivalents and restricted cash at end of the year	1,121,233	4,943,339	3,949,313